Investor A C and Institutional [Member] Investment Objectives and Goals - Investor A, C and Institutional - BLACKROCK MULTI-ASSET INCOME PORTFOLIO	Jul. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund OverviewKey Facts About BlackRock Multi-Asset Income Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of BlackRock Multi-Asset Income Portfolio (the “Fund”) is to seek to maximize current income with consideration for capital appreciation.